Employees' Retirement Benefits (Schedule Of Weighted-Average Assumptions Used To Determine The Benefit Obligations And Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Pension Plans, Defined Benefit
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	0.70%	0.50%	1.00%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	0.50%	1.00%	1.40%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%
NTT CDBP
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Benefit Obligation
Discount rate	0.70%	0.50%	1.00%
Rate of compensation increase	3.40%	3.40%	3.40%
Defined Benefit Plan, Weighted-Average Assumptions Used in Calculating Net Periodic Benefit Cost
Discount rate	0.50%	1.00%	1.40%
Rate of compensation increase	3.40%	3.40%	3.40%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%